Stockholders' Equity - Schedule of Warrant Values (Details)	Dec. 31, 2025
Exercise price [Member] | Minimum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	8
Exercise price [Member] | Maximum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	8.16
Share price [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	11.42
Volatility [Member] | Minimum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	72.6
Volatility [Member] | Maximum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	77.7
Risk-free Interest Rate [Member] | Minimum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	3.69
Risk-free Interest Rate [Member] | Maximum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	3.9
Dividend Yield [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant values	0
Expected Term [Member] | Minimum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant term	1 year 4 months 24 days
Expected Term [Member] | Maximum [Member]
Schedule of Calculate Warrant Values [Line Items]
Warrant term	5 years